Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Taxes
The components of current and deferred tax expense were as follows:

	2023	2022
	$	$

Current tax expense
Current year	1,474	562
Adjustment for prior years	171	(281)
	1,645	281
Deferred tax expense
Origination and reversal of temporary differences	(2,892)	(1,959)
Change in unrecognized losses and deductible temporary differences	3,253	2,442
	361	483
	2,006	764

Schedule of Rate Reconciliation
A reconciliation of income tax expense and the product of accounting income before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2023	2022
	$	$
Income before income taxes	4,846	7,782
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	1,284	2,062
Foreign tax rate differential	4	4
Effect of permanent differences	(1,906)	(4,905)
Foreign exchange	(652)	1,120
Change in unrecognized deferred tax asset	3,276	2,483
Income tax expense	2,006	764

Schedule of Deferred Income Tax
The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2023 and 2022, including the movement in deferred tax balances, are as follows:

	2022	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2023
						$
Deferred tax assets
Non-capital loss carry forwards	1,402	(200)	453	416	—	2,071
Net capital loss carry forwards	—	4	—	—	—	4
Reserves	126	612	—	—	—	738
Property, plant and equipment and other assets	895	(450)	—	—	—	445
Financing charges	1,264	(721)	—	—	—	543
Other	48	5	—	—	3	56
Reclassification	(3,617)	—	—	—	85	(3,532)
	118	(750)	453	416	88	325
Deferred tax liabilities
Unrealized foreign exchange gains	(1,203)	1,124	—	—	—	(79)
Contract asset	(2,620)	(1,003)	—	—	—	(3,623)
Intangible assets	(287)	384	—	(443)	—	(346)
Property, plant and equipment and other assets	(373)	13	—	—	—	(360)
Pension	(65)	(24)	—	—	—	(89)
Other	(345)	(105)	—	—	(1)	(451)
Reclassification	3,617	—	—	—	(85)	3,532
	(1,276)	389	—	(443)	(86)	(1,416)
Net deferred tax liabilities	(1,158)	(361)	453	(27)	2	(1,091)

	2021	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2022
						$
Deferred tax assets
Non-capital loss carry forwards	654	748	—	—	—	1,402
Reserves	319	(193)	—	—	—	126
Property, plant and equipment and other assets	303	592	—	—	—	895
Pension	52	(52)	—	—	—	—
Financing charges	372	892	—	—	—	1,264
Other	186	(155)	—	—	17	48
Reclassification	(1,886)	—	—	—	(1,731)	(3,617)
	—	1,832	—	—	(1,714)	118
Deferred tax liabilities
Unrealized foreign exchange gains	(26)	(1,177)	—	—	—	(1,203)
Contract asset	(1,133)	(1,487)	—	—	—	(2,620)
Intangible assets	(394)	107	—	—	—	(287)
Property, plant and equipment and other assets	(559)	186	—	—	—	(373)
Pension	—	(65)	—	—	—	(65)
Other	(466)	121	—	—	—	(345)
Reclassification	1,886	—	—	—	1,731	3,617
	(692)	(2,315)	—	—	1,731	(1,276)
Net deferred tax liabilities	(692)	(483)	—	—	17	(1,158)
Deferred tax assets have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can realize the benefits:

	2023	2022
	$	$
Non-capital loss carry forwards	72,669	63,257
Other deductible temporary differences	18,370	13,545
Total unrecognized deductible temporary differences	91,039	76,802

Schedule of Unrecognized Tax Losses
Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2023	Expiry date	2022	Expiry date
	$		$
Expire	24,289	2039-2042	31,173	2036-2042
Never expire	48,381	Indefinite	32,084	Indefinite
	72,670		63,257